Finance debts - Sustainability linked bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Borrowings	€ 27,794	€ 26,686
Sustainability-linked bond
Borrowings
Nominal value	1,000
Borrowings	998
ENI SpA | Sustainability-linked bond
Borrowings
Nominal value	1,000
Discount on bond issue and accrued expenses	(2)
Borrowings	€ 998
Borrowings, original currency	EUR
Borrowings, maturity	2,028
Borrowings, interest rate	0.375%